Comprehensive Income - Other Comprehensive (Loss) Income Included in Stockholders' Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Unrealized holding gains (losses) on:
Available for sale securities, Pre-Tax	$ (1,698)	$ 7,773	$ (16,012)
Available for sale securities - OTTI, Pre-Tax	359
Derivatives, Pre-Tax	389	359	376
Reclassification adjustments for gains on available for sale securities, Pre-Tax	(691)	(578)	(1,661)
Other than temporary impairment, Pre-Tax			400
Other comprehensive income, Pre-Tax	(1,641)	7,554	(16,897)
Available for sale securities, tax benefit (expense)	577	(2,643)	5,444
Available for sale securities - OTTI, tax benefit (expense)	(122)
Derivatives, tax benefit (expense)	(132)	(122)	(128)
Reclassification adjustments for gains on available for sale securities, tax benefit (expense)	235	197	565
Other than temporary impairment, benefit (expense)			(136)
Other comprehensive income, tax benefit (expense)	558	2,568	5,745
Available for sale securities, net of tax	(1,121)	5,130	(10,568)
Available for sale securities - OTTI, net of tax	237		111
Derivatives, net of tax	257	237	248
Reclassification adjustments for gains on available for sale securities, net of tax	(456)	(381)	(1,096)
Other than temporary impairment, net of tax			264
Total other comprehensive income (loss)	$ (1,083)	$ 4,986	$ (11,152)